Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2014	Jun. 30, 2013	Feb. 28, 2015
Entity Registrant Name	1st Franklin Financial Corporation
Document Type	10-K
Document Period End Date	Dec. 31, 2014
Amendment Flag	false
Entity Central Index Key	0000038723
Current Fiscal Year End Date	--12-31
Entity Public Float		$ 0
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	No
Entity Voluntary Filers	Yes
Entity Well-known Seasoned Issuer	Yes
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	FY
Nonvoting Common Stock
Entity Common Stock, Shares Outstanding			168,300
Voting Common Stock
Entity Common Stock, Shares Outstanding			1,700